OTHER COMPREHENSIVE INCOME (LOSS) (Schedule of Accumulated Other Comprehensive Loss, Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (3,768)
Other comprehensive income before reclassifications	1,421
Amounts reclassified from accumulated other comprehensive income	(3,817)
Net current-period other comprehensive income (loss)	(2,396)	$ 3,277
Ending balance	(6,164)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(6,509)
Other comprehensive income before reclassifications	345
Amounts reclassified from accumulated other comprehensive income	0
Net current-period other comprehensive income (loss)	345
Ending balance	(6,164)
Unrealized gain on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2,741
Other comprehensive income before reclassifications	1,076
Amounts reclassified from accumulated other comprehensive income	(3,817)
Net current-period other comprehensive income (loss)	(2,741)
Ending balance	$ 0